Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
9.	Stock-Based Compensation

In December 2014, the Company adopted the 2014 Employee, Director and Consultant Equity Incentive Plan, (the “Plan”) which provides for the grant of stock options to certain designated employees of the Company, non-employee directors of the Company and certain other persons performing significant services for the Company as designated by the Compensation Committee of the Board of Directors. At December 31, 2015, the number of common shares reserved for issuance under the 2014 plan was 3,200,000. In addition the Pieris Plan provides for an “evergreen” provision whereby the number of shares of the Company´s common stock reserved for issuance under Pieris Plan shall be automatically increased on January 1 of each of year commencing in fiscal 2016 by the lesser of (i) 1,000,000 shares, (ii) 4% of the number of shares of the Company´s common stock outstanding on such date, and (iii) such other amount determined by the Compensation committee of the Board of Directors. Vesting periods are determined by our Board of Directors; options primarily vest over a three or four year period. As of December 31, 2015, there were 487,671 shares available for future grant under Pieris Plan.

The Company’s stock options have a maximum term of ten years from the date of grant. Stock options granted under Pieris Plan may be either incentive stock options (“ISOs”), or nonqualified stock options. The exercise price of stock options granted under Pieris Plan must be at least equal to the fair market value of the common stock on the date of grant. The Company’s general policy is to issue common shares upon the exercise of stock options.

Cash received from option exercises was $10,000 during the year ending December 31, 2015. There were no option exercises in the year ended December 31, 2014.

Pieris granted 755,329 and 2,519,500 stock options during the years ended December 31, 2015 and 2014, respectively. Of these stock options granted in the 2015 period, an option for 450,000 shares was granted to a newly-hired executive officer subject to certain restrictions on exercise that require the Company´s shareholders to approve an increase in the number of shares authorized under Pieris Plan; if such shareholder approval is not obtained by September 30, 2016, the option will be cancelled and of no further force and affect. This option, therefore, does not have impact on the remaining shares available for future grants currently authorized under Pieris Plan and no compensation expense was recorded in 2015.

The Company granted an option to purchase 500,000 shares outside of Pieris Plan to a newly-hired executive officer that was an inducement option, material to the executive officer entering into employment with the Company during the 2015 period. The compensation expense with this inducement option was $0.1 million and is included in research and development expense for the year ended December 31, 2015.

A summary of the status of the Company’s stock option plans as of December 31, 2015 and changes during the year then ended is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2014	2,519,500	$2.00	9.96 years	$—
Granted	305,329	2.47
Exercised	(5,000)	2.00		1
Forfeited	(112,500)	2.00
Outstanding, December 31, 2015	2,707,329	$2.05	9.17 years	$741
Vested or expected to vest	2,707,329	$2.05	9.17 years	$741
Exercisable, December 31, 2015	1,209,601	$2.06	9.17 years	$328

Excluded from the table above is the option to purchase 500,000 shares outside of Pieris Plan granted to a newly-hired executive officer. The weighted-average exercise price of these options amounts to $3.36 with a remaining contractual life of 9.63 years.